Schedule of Investments (unaudited)
February 28, 2022
BlackRock Infrastructure Sustainable Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Commercial Services & Supplies — 1.9%
Smart Metering Systems PLC	19,251	$ 185,318
Diversified Telecommunication Services — 7.9%
Cellnex Telecom SA(a)	12,993	587,703
IHS Holding Ltd.(b)	8,365	93,688
Infrastrutture Wireless Italiane SpA(a)	8,882	90,697
		772,088
Electric Utilities — 27.2%
EDP - Energias de Portugal SA	62,558	305,437
Enel SpA	60,084	442,756
Eversource Energy	4,527	370,309
Exelon Corp.	2,342	99,675
Hydro One Ltd.(a)	8,137	200,937
NextEra Energy, Inc.	5,889	460,932
Orsted AS(a)	2,054	265,817
Terna - Rete Elettrica Nazionale	11,868	97,232
Xcel Energy, Inc.	6,219	418,725
		2,661,820
Equity Real Estate Investment Trusts (REITs) — 17.0%
Aedifica SA	916	103,667
Alexandria Real Estate Equities, Inc.	1,579	299,063
American Tower Corp.	774	175,597
Canadian Solar Infrastructure Fund, Inc.	186	190,908
Equinix, Inc.	341	242,018
SBA Communications Corp.	1,489	451,748
Welltower, Inc.	2,386	198,730
		1,661,731
Independent Power and Renewable Electricity Producers — 1.1%
ERG SpA	3,345	105,431
IT Services — 4.6%
GDS Holdings Ltd., Class A(b)	35,216	192,846
NEXTDC Ltd.(b)	33,097	258,901
		451,747
Media — 2.2%
Eutelsat Communications SA	19,946	218,454
Multi-Utilities — 6.8%
Consolidated Edison, Inc.	1,132	97,092
Public Service Enterprise Group, Inc.	6,468	419,321
Security	Shares	Value
Multi-Utilities (continued)
REN - Redes Energeticas Nacionais SGPS SA	34,205	$ 99,238
Vector Ltd.	19,028	49,058
		664,709
Road & Rail — 1.9%
West Japan Railway Co.	4,400	189,833
Transportation Infrastructure — 21.8%
Aena SME SA(a)(b)	2,193	357,909
Atlas Arteria Ltd.	20,624	98,069
Flughafen Zurich AG, Registered Shares(b)	254	45,700
Fraport AG Frankfurt Airport Services Worldwide(b)	5,615	380,270
Getlink SE	26,308	429,066
Hamburger Hafen und Logistik AG	19,257	381,557
Transurban Group	46,952	433,668
		2,126,239
Water Utilities — 3.5%
American Water Works Co., Inc.	1,286	194,302
Severn Trent PLC	3,731	143,543
		337,845
Total Long-Term Investments — 95.9% (Cost: $9,813,169)		9,375,215
Short-Term Securities(c)(d)
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	218,838	218,838
Total Short-Term Securities — 2.3% (Cost: $218,838)		218,838
Total Investments — 98.2% (Cost: $10,032,007)		9,594,053
Other Assets Less Liabilities — 1.8%		178,310
Net Assets — 100.0%		$ 9,772,363
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 218,838(b)	$ —	$ —	$ —	$ 218,838	218,838	$ 8	$ —
(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Infrastructure Sustainable Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Commercial Services & Supplies	$ —	$ 185,318	$ —	$ 185,318
Diversified Telecommunication Services	93,688	678,400	—	772,088
Electric Utilities	1,550,578	1,111,242	—	2,661,820
Equity Real Estate Investment Trusts (REITs)	1,367,156	294,575	—	1,661,731
Independent Power and Renewable Electricity Producers	—	105,431	—	105,431
IT Services	—	451,747	—	451,747
Media	—	218,454	—	218,454
Multi-Utilities	516,413	148,296	—	664,709
Road & Rail	—	189,833	—	189,833
Transportation Infrastructure	—	2,126,239	—	2,126,239
Water Utilities	194,302	143,543	—	337,845
Short-Term Securities
Money Market Funds	218,838	—	—	218,838
	$ 3,940,975	$ 5,653,078	$ —	$ 9,594,053
2